Risk Management and Report (Details) - Schedule of NRFF Impact on Accrual $ in Millions	12 Months Ended
Dec. 31, 2023 CLP ($)
Schedule Of Nrff Impact On Accrual Book For Next12 Months [Abstract]
Impact by Base Interest Rate shocks	$ (167,484)
Impact due to Spreads Shocks	(4,700)
Higher / (Lower) Net revenues	$ (172,184)